STOCK BASED AWARDS (Details 3) - Restricted Stock [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Restricted Stock
Non-vested, December 31, 2017 | shares
Granted | shares	371,250
Vested | shares	(230,625)
Forfeited/Expired | shares
Non-vested, September 30, 2018 | shares	140,625
Weighted Average Grant Date Fair Value
Non-vested, December 31, 2017 | $ / shares
Granted | $ / shares	0.74
vested | $ / shares	0.74
Forfeited/Expired | $ / shares
Non-vested, September 30, 2018 | $ / shares	$ 0.74